Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	£ 1,871	£ 1,809
Right of use assets	126	112
Intangible assets	25,613	26,211
Other investments	67	82
Deferred tax assets	289	276
Post-employment benefit assets	68	36
Derivative financial instruments	9
Other non-current assets	37	71
Total non-current assets	28,080	28,597
Current assets
Inventories	1,025	1,190
Trade and other receivables	2,058	2,055
Cash and cash equivalents	1,324	2,250
Derivative financial instruments	78	130
Current tax receivables	65	93
Total current assets	4,550	5,718
Total assets	32,630	34,315
Current liabilities
Short-term borrowings	(836)	(1,487)
Trade and other payables	(3,730)	(3,705)
Other financial liability		(177)
Derivative financial instruments	(31)	(90)
Current tax payables	(267)	(235)
Short-term provisions	(69)	(118)
Total current liabilities	(4,933)	(5,812)
Non-current liabilities
Long-term borrowings	(7,773)	(8,640)
Deferred tax liabilities	(3,222)	(3,353)
Post-employment benefit obligations	(114)	(131)
Derivative financial instruments	(34)	(70)
Long-term provisions	(40)	(57)
Other non-current liabilities	(30)	(28)
Total non-current liabilities	(11,213)	(12,279)
Total liabilities	(16,146)	(18,091)
Net assets	16,484	16,224
Equity
Share capital	90	91
Other reserves	(11,512)	(11,197)
Retained earnings	27,847	27,272
Shareholders' equity	16,425	16,166
Non-controlling interests	59	58
Total equity	£ 16,484	£ 16,224